SHARE CAPITAL (Details) - Schedule of Earnings Per Share Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributable to equity holders of the Company	$ 30,634	$ 46,376
Basic earnings per share (Income Numerator)	$ 30,634	$ 46,376
Basic earnings per share (Shares Denominator)	176,534,501	174,868,256
Basic earnings per share (Per-Share Amount)	$ 0.17	$ 0.27
Effect of dilutive securities:
Stock options (Shares Denominator)	1,789,467	2,205,748
Diluted earnings per share (Income Numerator)	$ 30,634	$ 46,376
Diluted earnings per share (Shares Denominator)	178,323,968	177,074,004
Diluted earnings per share (Per-Share Amount)	$ 0.17	$ 0.26